Accounts Receivable, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Contract Cancellation [Line Items]
Other Receivables	$ 31,800	$ 0
Contract for Hull No J0131
Contract Cancellation [Line Items]
Other Receivables	31,800
Installments Paid For Vessel Consruction		31,800
Accrued Interest Earned Related To Asset Puchase Cancellations		4,520
Capitalized expense	887
Legal expense	$ 78
Interest rate percentage on advances paid		5.00%